INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about investments [Table Text Block]
	December 31	December 31
	2017	2016

Investment in marketable securities, at cost	$41	$41
Unrealized gain (loss) on marketable securities	127	44
Unrealized foreign exchange gain (loss)	-	-
	$168	$85